Income taxes - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Loss before income taxes	$ 9,639	$ (20,275)	$ (24,959)
Germany
Disclosure of geographical areas [line items]
Loss before income taxes	16,297	(13,950)	(19,179)
Canada
Disclosure of geographical areas [line items]
Loss before income taxes	(5,504)	(5,592)	(5,659)
United States
Disclosure of geographical areas [line items]
Loss before income taxes	$ (1,154)	$ (733)	$ (121)